Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)	4,400,000
Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	70,000	369,050
Options, weighted average exercise price (in usd per share)	$ 38.00	$ 26.74
Stock options granted (in shares)	0	0	0
Aggregate intrinsic value of options exercised	$ 7	$ 8	$ 5
Time-vested restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years) for shares awarded	3 years
Performance-based shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years) for shares awarded	3 years
Award vesting period	3 years
Level of performance achieved based on shares awarded, minimum	0.00%
Level of performance achieved based on shares awarded, maximum	200.00%
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 27
Weighted average recognition period, in years	1 year 6 months
Aggregate market value of the shares released and issued on the vesting dates	$ 26
Minimum | Time-vested restricted stock and deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum | Time-vested restricted stock and deferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years